Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Maximum percentage of advances on purchase order			100.00%
Allowance for doubtful accounts			$ 3,000	$ 80,449	$ 17,500
Total advertising costs	228,100	416,300	282,000	267,000
Legal Useful life		20 years
Amortization method		Straight line method	Straight line method
Flexible options to obtain ownership description		Customer has completed the payments required in the lease purchase agreement to own the merchandise, generally 52 weeks, or exercises the 90 day same as cash early purchase option. Under this option, if within 90 days of the lease the customer pays the cash price inclusive of a nominal processing fee, ownership transfers to the customer. After 90 days, the customer may also choose an early payment option to acquire ownership which would be less expensive than making 52 weekly payments.
Revenue recognition		Through a 90 day same as cash option or through payments of all required lease payments for ownership.
Revenue, other financial services	$ 15,000	$ 22,000